GOODWILL, INTANGIBLE AND TANGIBLE ASSETS - Goodwill and Intangible Assets (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill and intangible assets	$ 5,252	$ 4,453
Concessions, patents and licenses
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill and intangible assets	370	285
Customer relationships and trade marks
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill and intangible assets	292	204
Emission rights
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill and intangible assets	181	246
Other
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill and intangible assets	143	113
Goodwill on acquisitions
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill and intangible assets	$ 4,266	$ 3,605